FAIR VALUE MEASUREMENTS (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS
NOTE 10. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

At September 30, 2021, there were 11,500,000 Public Warrants and 325,000 Private Placement Warrants outstanding.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		September 30,	December 31,
Description	Level	2021	2020
Assets:
Marketable securities held in Trust Account	1	$230,008,192	$230,011,254

Liabilities
Warrant Liability – Public Warrants	1	9,890,000	12,995,000
Warrant Liability – Private Warrants	3	286,000	370,500

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on our balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statements of operations.

The Private Warrants were valued using Monte Carlo Model, which is considered to be a Level 3 fair value measurement. The Monte Carlo model’s primary unobservable input utilized in determining the fair value of the Private Warrants is the expected volatility of the common stock. The expected volatility as of the IPO date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of subsequent valuation dates was implied from the Company’s own public warrant pricing. The Public warrants were valued using the close price of the public warrant price was used as the fair value as of each relevant date.

The key inputs into the Monte Carlo simulation model for the Private Placement Warrants were as follows at December 31, 2020 and September 30, 2021:

Input	September 30, 2021	December 31, 2020
Risk-free interest rate	1.04%	0.51%
Trading days per year	250	252
Expected volatility	14.0%	15.8%
Exercise price	$11.50	$11.50
Stock Price	$9.91	$10.08

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant liabilities
December 31, 2020	$370,500	$12,995,000	$13,365,500
Change in fair value	(133,250)	(4,715,000)	(4,848,250)
Fair value as of March 31, 2021	237,250	8,280,000	8,517,250
Change in fair value	84,500	2,645,000	2,729,500
Fair value as of June 30, 2021	321,750	10,925,000	11,246,750
Change in fair value	(35,750)	(1,035,000)	(1,070,750)
Fair value as of September 30, 2021	$286,000	$9,890,000	$10,176,000

NOTE 11. FAIR VALUE MEASUREMENTS
The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and 2019, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
Description	Level	December 31, 2020	December 31, 2019
Assets:
Marketable securities held in Trust Account	1	$230,011,254	$—

Liabilities:
Warrant Liability – Public Warrants	1	12,995,000
Warrant Liability – Private Placement Warrants	3	370,500

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on our balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statement of operations.
The Public and Private Warrants were initially valued using a binomial Monte Carlo simulation Model, which is considered to be a Level 3 fair value measurement. The Monte Carlo model’s primary unobservable input utilized in determining the fair value of the Private Warrants is the expected volatility of the common stock. The expected volatility as of the IPO date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of subsequent valuation dates was implied from the Company’s own public warrant pricing. For periods subsequent to the detachment of the warrants from the Units, the close price of the public warrant price was used as the fair value as of each relevant date.
The key inputs into the Monte Carlo simulation model for the Private Placement Warrants and Public Warrants were as follows at initial measurement, September 30, 2020 and December 31, 2020:
Input	August 13, 2020	September 30, 2020	December 31, 2020
Risk-free interest rate	0.42%	0.38%	0.51%
Trading days per year	252	252	252
Expected volatility	20.6%	20.4%	15.8%
Exercise price	$11.50	$11.50	$11.50
Stock Price	$9.43	$9.41	$10.08

The following table presents the changes in the fair value of warrant liabilities:
	Private Placement	Public	Warrant Liabilities
Fair value as of December 23, 2019 (inception)	$—	$—	$—
Initial measurement on August 18, 2020 and over-allotment on August 20, 2020	377,000	13,225,000	13,602,000
Change in valuation inputs or other assumptions	(6,500)	(230,000)	(236,500)
Fair value as of December 31, 2020	$370,500	$12,995,000	$13,365,500

For the period ending December 31, 2020, a total of $13,255,000 was transferred out of Level 3 to Level 1.